Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 07, 2025
Registrant Name	dei_EntityRegistrantName	HARBOR ETF TRUST
CIK	dei_EntityCentralIndexKey	0001860434
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 09, 2025
Effective Date	dei_DocumentEffectiveDate	Apr. 08, 2025
Prospectus Date	rr_ProspectusDate	Apr. 09, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A